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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer & Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2018

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | January 31, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.8%
Alternative Funds - 2.1%
SPDR Gold Shares *		12,179	$1,554,649

Bond Funds - 57.2%
Baird Aggregate Bond Fund Institutional Shares		421,900	4,526,992
iShares 20+ Year Treasury Bond ETF		20,893	2,564,198
iShares 7-10 Year Treasury Bond ETF		13,145	1,357,878
iShares TIPS Bond Fund ETF		52,320	5,917,915
Madison Core Bond Fund Class Y (A)		1,475,807	14,551,459
Madison Corporate Bond Fund Class Y (A)		446,801	5,102,463
Metropolitan West Total Return Bond Fund Class I		266,863	2,810,070
Vanguard Short-Term Corporate Bond ETF		28,110	2,221,533
Virtus Seix Floating Rate High Income Fund, Class R6		421,874	3,695,617
			42,748,125
Foreign Stock Funds - 12.7%
iShares MSCI Eurozone ETF		25,412	1,179,625
iShares MSCI Japan ETF		9,258	582,699
Vanguard FTSE All-World ex-U.S. ETF		90,654	5,243,427
Vanguard FTSE Emerging Markets ETF		18,721	933,055
Vanguard FTSE Europe ETF		19,461	1,215,923
WisdomTree Japan Hedged Equity Fund		6,275	378,947
			9,533,676
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		2,847,174	2,847,174

Stock Funds - 23.0%
Energy Select Sector SPDR Fund		9,970	746,254
iShares Core S&P Mid-Cap ETF		3,818	744,663
Madison Dividend Income Fund Class Y (A)		164,821	4,596,856
Madison Investors Fund Class Y (A)		191,294	4,598,716
Madison Mid Cap Fund Class Y (A)		55,467	567,432
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		87,294	1,571,292
Schwab U.S. Dividend Equity ETF		28,922	1,547,327
Vanguard Financials ETF		11,591	858,198
Vanguard Growth ETF		13,189	1,981,647
			17,212,385
TOTAL INVESTMENTS - 98.8% ( Cost $69,536,413 )			73,896,009
NET OTHER ASSETS AND LIABILITIES - 1.2%			908,687
TOTAL NET ASSETS - 100.0%			$74,804,696

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

Madison Funds | January 31, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.5%
Alternative Funds - 2.0%
SPDR Gold Shares *		24,033	$3,067,812

Bond Funds - 31.9%
Baird Aggregate Bond Fund Institutional Shares		598,547	6,422,411
iShares 20+ Year Treasury Bond ETF		42,759	5,247,812
iShares 7-10 Year Treasury Bond ETF		18,766	1,938,528
iShares Intermediate Credit Bond ETF		12,264	1,328,927
iShares TIPS Bond Fund ETF		72,933	8,249,452
Madison Core Bond Fund Class Y (A)		2,122,713	20,929,951
Virtus Seix Floating Rate High Income Fund, Class R6		507,409	4,444,905
			48,561,986
Foreign Stock Funds - 22.6%
iShares MSCI Eurozone ETF		103,662	4,811,990
iShares MSCI Japan ETF		37,555	2,363,712
Vanguard FTSE All-World ex-U.S. ETF		291,211	16,843,644
Vanguard FTSE Emerging Markets ETF		76,473	3,811,414
Vanguard FTSE Europe ETF		78,507	4,905,117
WisdomTree Japan Hedged Equity Fund		28,386	1,714,231
			34,450,108
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		5,867,697	5,867,697

Stock Funds - 38.2%
Energy Select Sector SPDR Fund		32,535	2,435,245
iShares Core S&P Mid-Cap ETF		15,596	3,041,844
Madison Dividend Income Fund Class Y (A)		609,213	16,990,945
Madison Investors Fund Class Y (A)		707,291	17,003,266
Madison Large Cap Value Fund Class Y (A)		135,110	2,087,451
Madison Mid Cap Fund Class Y (A)		301,223	3,081,508
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		164,704	2,964,672
Schwab U.S. Dividend Equity ETF		58,671	3,138,898
Vanguard Financials ETF		25,900	1,917,636
Vanguard Growth ETF		31,811	4,779,603
Vanguard Information Technology ETF		4,325	766,260
			58,207,328
TOTAL INVESTMENTS - 98.5% ( Cost $131,770,897 )			150,154,931
NET OTHER ASSETS AND LIABILITIES - 1.5%			2,358,368
TOTAL NET ASSETS - 100.0%			$152,513,299

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.7%
Alternative Funds - 1.9%
SPDR Gold Shares *		10,413	$1,329,219

Bond Funds - 12.6%
iShares 20+ Year Treasury Bond ETF		12,457	1,528,848
iShares 7-10 Year Treasury Bond ETF		9,873	1,019,881
iShares Intermediate Credit Bond ETF		5,983	648,318
Madison Core Bond Fund Class Y (A)		566,515	5,585,843
			8,782,890
Foreign Stock Funds - 30.9%
iShares MSCI Eurozone ETF		65,707	3,050,119
iShares MSCI Japan ETF		22,266	1,401,422
Vanguard FTSE All-World ex-U.S. ETF		170,090	9,838,006
Vanguard FTSE Emerging Markets ETF		56,150	2,798,516
Vanguard FTSE Europe ETF		53,333	3,332,246
WisdomTree Japan Hedged Equity Fund		19,409	1,172,109
			21,592,418
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		2,682,254	2,682,254

Stock Funds - 49.5%
Energy Select Sector SPDR Fund		19,107	1,430,159
iShares Core S&P Mid-Cap ETF		14,315	2,791,998
Madison Dividend Income Fund Class Y (A)		326,238	9,098,779
Madison Investors Fund Class Y (A)		378,765	9,105,503
Madison Large Cap Value Fund Class Y (A)		103,980	1,606,495
Madison Mid Cap Fund Class Y (A)		205,838	2,105,721
PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		78,957	1,421,226
Schwab U.S. Dividend Equity ETF		32,686	1,748,701
Vanguard Financials ETF		12,436	920,761
Vanguard Growth ETF		23,048	3,462,962
Vanguard Information Technology ETF		5,400	956,718
			34,649,023
TOTAL INVESTMENTS - 98.7% ( Cost $57,409,927 )			69,035,804
NET OTHER ASSETS AND LIABILITIES - 1.3%			884,833
TOTAL NET ASSETS - 100.0%			$69,920,637

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Government Money Market Fund Portfolio of Investments (unaudited)

		Par Value Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.7%
Fannie Mae - 27.7%
1.149%, 2/14/18 (A)	$250,000	$249,898
1.191%, 2/21/18 (A)	600,000	599,610
1.221%, 3/8/18 (A)	700,000	699,183
1.222%, 3/15/18 (A)	400,000	399,440
1.303%, 3/21/18 (A)	600,000	598,976
1.293%, 3/27/18 (A)	250,000	249,524
1.318%, 3/29/18 (A)	600,000	598,791
1.323%, 4/4/18 (A)	600,000	598,657
		3,994,079
Federal Farm Credit Bank - 5.5%
1.313%, 3/16/18 (A)	600,000	599,075
1.414%, 4/5/18 (A)	200,000	199,514
		798,589
Federal Home Loan Bank - 33.8%
1.134%, 2/7/18 (A)	250,000	249,954
1.280%, 2/16/18 (A)	400,000	399,790
1.281%, 2/27/18 (A)	250,000	249,783
1.281%, 2/27/18 (A)	425,000	424,603
1.292%, 3/7/18 (A)	600,000	599,280
1.313%, 3/13/18 (A)	500,000	499,283
1.324%, 3/20/18 (A)	500,000	499,151
1.338%, 4/4/18 (A)	150,000	149,660
1.425%, 4/10/18 (A)	550,000	548,546
1.460%, 4/20/18 (A)	500,000	498,446
1.471%, 5/1/18 (A)	400,000	398,571
1.481%, 5/2/18 (A)	350,000	348,727
		4,865,794
Freddie Mac - 18.6%
1.149%, 2/8/18 (A)	250,000	249,945
1.134%, 2/13/18 (A)	400,000	399,851
1.277%, 2/21/18 (A)	825,000	824,425
1.384%, 4/12/18 (A)	150,000	149,603
1.389%, 4/17/18 (A)	100,000	99,716
1.394%, 4/24/18 (A)	950,000	947,036
		2,670,576
U.S. Treasury Notes - 10.1%
2.750%, 2/28/18	300,000	300,327
1.000%, 3/15/18 (A)	400,000	399,884
2.875%, 3/31/18	750,000	751,759
		1,451,970
Total U.S. Government and Agency Obligations ( Cost $13,781,008 )		13,781,008

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Government Money Market Fund Portfolio of Investments (unaudited)

		Shares
INVESTMENT COMPANIES - 4.0%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		572,011	572,011
Total Investment Companies ( Cost $572,011 )			572,011
TOTAL INVESTMENTS - 99.7% ( Cost $14,353,019 )			14,353,019
NET OTHER ASSETS AND LIABILITIES - 0.3%			38,500
TOTAL NET ASSETS - 100.0%			$14,391,519

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.6%
Development - 4.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	$150,000	$175,491
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	531,797
Virginia Housing Development Authority, Series C, 1.5%, 4/1/19	200,000	199,700
		906,988
Education - 16.0%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	223,309
University of Virginia, (Prerefunded 6/1/18 @ $100), 5%, 6/1/40	255,000	258,121
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	572,020
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	142,960
Virginia College Building Authority, Series A, (Prerefunded 2/1/19 @ $100), 5%, 2/1/29	375,000	388,361
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	435,481
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	298,366
Virginia Public School Authority, 5%, 12/1/18	100,000	103,028
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	356,363
Virginia Public School Authority, Series C, (ST AID WITHHLDG), 3%, 8/1/33	450,000	430,029
Virginia Resources Authority, (MORAL OBLG), 4%, 11/1/32	250,000	268,793
		3,476,831
Facilities - 4.0%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,176
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,063
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	203,882
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	502,580
		859,701
General - 10.1%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	355,664
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	535,727
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	905,385
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	256,060
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	133,556
		2,186,392
General Obligation - 29.0%
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	122,060
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	219,106
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	408,340
City of Hampton VA, Series A, 5%, 1/15/21	250,000	258,415
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	519,630
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	78,395
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	720,636
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	107,844
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	245,217
City of Suffolk VA, Series A, 3%, 2/1/32	435,000	425,247
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	328,389
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	177,142
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	578,210
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	157,010

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	204,909
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	274,140
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	497,572
County of Henrico VA, Series A, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	205,988
County of Henrico VA, 5%, 7/15/25	150,000	161,878
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	116,792
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	234,124
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	106,737
Town of Leesburg VA, Series A (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	148,022
		6,295,803
Medical - 6.5%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	253,200
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	532,814
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	297,469
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	318,549
		1,402,032
Multifamily Housing - 6.0%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	743,872
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	313,089
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	256,985
		1,313,946
Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	588,470
Puerto Rico Electric Power Authority, Series V, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	335,434
		923,904
Transportation - 6.0%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	110,576
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	64,425
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	149,318
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	252,887
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	610,039
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	110,024
		1,297,269
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	336,066

Water - 10.0%
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	209,810
Fairfax County Water Authority, 5%, 4/1/27	150,000	168,848
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	90,545
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	160,000	160,968
Prince William County Service Authority, 5%, 7/1/22	250,000	284,022
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	315,000	329,109
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	80,000	89,450
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	528,810
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	120,000	133,759
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	167,910
		2,163,231

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 97.6% ( Cost $20,853,640 )		21,162,163
NET OTHER ASSETS AND LIABILITIES - 2.4%		519,044
TOTAL NET ASSETS - 100.0%		$21,681,207

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.6%
Alabama - 1.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$315,033

Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (Prerefunded 10/1/18 @ $100), (AGM), 5%, 10/1/21	65,000	66,544
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	110,000	112,561
		179,105
Colorado - 1.9%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	474,776

Connecticut - 1.8%
Connecticut Housing Finance Authority Revenue, 1.6%, 5/15/19	445,000	445,053

Delaware - 1.6%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	398,627

Florida - 18.3%
City of Margate FL, General Obligation, 5%, 7/1/25	785,000	926,936
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	668,928
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	593,129
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	491,004
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	543,105
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	598,558
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	334,674
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	290,140
		4,446,474
Georgia - 3.9%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	395,448
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	312,876
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	142,299
Georgia State Road & Tollway Authority, Series A, (Prerefunded 6/1/19 @ $100), 5%, 6/1/21	90,000	94,145
		944,768
Hawaii - 2.1%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	515,401

Illinois - 2.4%
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	459,975
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	105,000	114,690
		574,665
Indiana - 3.4%
Indiana Finance Authority, Series C, 5%, 2/1/21	400,000	426,872
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), 5.5%, 1/1/38	380,000	393,247
		820,119

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

Iowa - 3.0%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	511,452
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/30	210,000	226,115
		737,567
Kansas - 3.5%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	601,153
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	246,281
		847,434
Maryland - 2.9%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	706,128

Michigan - 3.6%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	433,868
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	444,448
		878,316
Missouri - 6.5%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	537,395
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	579,180
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	472,192
		1,588,767
New Jersey - 5.2%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	483,538
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	307,073
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	307,515
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	162,459
		1,260,585
New Mexico - 1.9%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	467,393

New York - 3.5%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	309,025
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	541,550
		850,575
North Carolina - 3.2%
State of North Carolina, Series A, (Prerefunded 5/1/19 @ $100), 4.5%, 5/1/27	200,000	207,584
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	326,721
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	215,000	245,618
		779,923
Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	575,240

South Carolina - 8.5%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	849,945
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	492,612
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	255,910

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

York County School District No. 1, General Obligation, Series A, (Prerefunded 3/1/19 @ $100), (SCSDE), 5%, 3/1/27	440,000	456,922
		2,055,389
Tennessee - 1.0%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	110,388
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	125,642
		236,030
Texas - 7.5%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	320,703
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	431,418
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,430
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	218,398
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	346,886
		1,818,835
Virginia - 4.4%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	104,363
Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	317,235
James City County Economic Development Authority, 5%, 6/15/22	250,000	282,567
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	256,985
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	110,024
		1,071,174
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	234,975
Wisconsin - 3.1%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	746,675
TOTAL INVESTMENTS - 98.6% ( Cost $23,379,838 )		23,969,027
NET OTHER ASSETS AND LIABILITIES - 1.4%		338,392
TOTAL NET ASSETS - 100.0%		$24,307,419

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 36.9%
Consumer Discretionary - 6.1%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,023,300
Home Depot Inc./The, 2%, 6/15/19	2,000,000	1,993,592
Target Corp., 2.9%, 1/15/22	2,000,000	2,020,239
		6,037,131
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,503,782

Energy - 1.5%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,500,421

Financials - 13.9%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	1,000,353
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,500,000	1,480,803
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	499,813
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	957,191
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	736,287
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,365,184
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,493,420
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,491,752
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	449,203
Morgan Stanley, 2.8%, 6/16/20	2,000,000	2,003,937
State Street Corp., 1.95%, 5/19/21	1,500,000	1,464,000
US Bancorp, MTN, 1.95%, 11/15/18	750,000	749,340
		13,691,283
Health Care - 3.1%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,553,088
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,491,571
		3,044,659
Information Technology - 9.0%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,459,305
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,482,780
Intel Corp., 3.3%, 10/1/21	1,750,000	1,791,096
Microsoft Corp., 3%, 10/1/20	1,500,000	1,525,058
Microsoft Corp., 2.875%, 2/6/24	500,000	496,766
QUALCOMM Inc., 3.25%, 5/20/27	450,000	430,216
Visa Inc., 2.2%, 12/14/20	1,700,000	1,688,914
		8,874,135
Real Estate - 1.8%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,826,043
Total Corporate Notes and Bonds ( Cost $36,654,472 )		36,477,454

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.4%
	Fannie Mae - 4.9%
	0.875%, 2/8/18	1,000,000	999,881
	1.375%, 10/7/21	4,000,000	3,850,676
			4,850,557
	Freddie Mac - 4.1%
	2.375%, 1/13/22	4,000,000	3,991,320

	U.S. Treasury Notes - 52.4%
	3.875%, 5/15/18	1,000,000	1,006,751
	3.750%, 11/15/18	3,000,000	3,043,359
	1.500%, 12/31/18	3,500,000	3,486,738
	1.250%, 1/31/19	3,500,000	3,475,937
	1.500%, 3/31/19	3,750,000	3,728,760
	3.125%, 5/15/19	3,750,000	3,802,002
	1.125%, 12/31/19	4,000,000	3,924,531
	3.625%, 2/15/20	4,000,000	4,115,781
	2.000%, 7/31/20	1,000,000	994,102
	2.625%, 11/15/20	4,500,000	4,540,430
	2.000%, 2/15/22	750,000	737,432
	2.500%, 8/15/23	4,500,000	4,483,476
	2.750%, 11/15/23	3,000,000	3,025,547
	2.125%, 5/15/25	4,500,000	4,334,766
	1.500%, 8/15/26	3,000,000	2,721,914
	2.375%, 5/15/27	4,450,000	4,323,453
			51,744,979
Total U.S. Government and Agency Obligations ( Cost $61,569,898 )			60,586,856
		Shares
	SHORT-TERM INVESTMENTS - 1.0%
	State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class	957,214	957,214
Total Short-Term Investments ( Cost $957,214 )			957,214
TOTAL INVESTMENTS - 99.3% ( Cost $99,181,584 )			98,021,524
NET OTHER ASSETS AND LIABILITIES - 0.7%			679,064
TOTAL NET ASSETS - 100.0%			$98,700,588

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2018.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
CarMax Auto Owner Trust, Series 2014-1, Class B, 1.69%, 8/15/19	$600,000	$599,813
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	606,717	605,702
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 1.86%, 1/18/22	1,000,000	1,003,500
Chesapeake Funding II LLC, Series 2017 4A, Class A1 (B), 2.12%, 11/15/29	1,000,000	992,050
Dell Equipment Finance Trust, Series 2017-2, Class A2A (B), 1.97%, 2/24/20	750,000	747,597
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (B), 2.09%, 2/22/21	1,000,000	998,170
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (B), 2.36%, 5/20/23	1,000,000	987,451
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	474,369	475,390
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	739,694	740,516
Total Asset Backed Securities ( Cost $7,177,307 )		7,150,189
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,129,805	243,467
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	875,000	893,668
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,043,108
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	276,726	308,183
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	209,259	228,073
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	578,593	574,894
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	718,741	66,563
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	735,898	732,107
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,027,079
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,948,396	249,848
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,166,615	438,009
Total Collateralized Mortgage Obligations ( Cost $5,904,434 )		5,804,999
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.093%, 1/25/23	12,398,249	517,828
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A) (C), 0.642%, 1/25/22	23,936,872	520,292
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	1,939,164
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	400,000	400,609
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B) (C), 4.794%, 4/25/44	1,000,000	998,119
FREMF Mortgage Trust, Series 2012-K706, Class B (A) (B) (C), 4.03%, 11/25/44	255,000	256,765
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.75%, 2/25/45	1,250,000	1,259,859
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A2, 2.067%, 4/10/46	159,168	159,138
Total Commercial Mortgage-Backed Securities ( Cost $6,252,320 )		6,051,774
CORPORATE NOTES AND BONDS - 37.7%
Consumer Discretionary - 7.5%
Amazon.com Inc. (B), 2.8%, 8/22/24	300,000	293,929
Aptiv PLC (D), 3.15%, 11/19/20	1,000,000	1,009,244
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,000,000	1,034,381
D.R. Horton Inc., 2.55%, 12/1/20	500,000	496,984
Discovery Communications LLC, 5%, 9/20/37	500,000	510,702
DISH DBS Corp., 6.75%, 6/1/21	500,000	523,750
ERAC USA Finance LLC (B), 6.7%, 6/1/34	250,000	312,905

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,005,471
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	800,432
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	1,009,311
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	284,207
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	1,019,564
Lennar Corp., 4.75%, 4/1/21	500,000	516,875
Marriott International Inc., 3.125%, 6/15/26	600,000	578,691
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,121,337
Omnicom Group Inc., 3.6%, 4/15/26	750,000	746,129
Priceline Group Inc./The, 3.6%, 6/1/26	1,000,000	994,513
QVC Inc., 3.125%, 4/1/19	800,000	801,366
Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	549,938
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	455,220
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	1,026,274
		15,091,223
Consumer Staples - 2.4%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,130,009
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	946,786
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,058,264
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,117,832
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	485,400
		4,738,291
Energy - 5.8%
Andeavor, 3.8%, 4/1/28	600,000	590,217
Antero Resources Corp., 5.625%, 6/1/23	300,000	310,500
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	402,192
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	311,492
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	427,411
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,020,379
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,050,268
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,055,863
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	995,087
Marathon Petroleum Corp., 2.7%, 12/14/18	500,000	501,620
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,308,549
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,017,450
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,312,886
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,322,015
		11,625,929
Financials - 9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	456,015
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.875%, 1/23/28	500,000	487,538
Air Lease Corp., 3.875%, 4/1/21	450,000	461,740
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,021,617
American Express Co., 2.5%, 8/1/22	1,000,000	977,555
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,009,298
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	500,000	493,601
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	969,265
BB&T Corp., MTN, 2.85%, 10/26/24	600,000	589,029
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	246,994
Capital One Financial Corp., 2.5%, 5/12/20	500,000	496,554

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Capital One Financial Corp., 3.3%, 10/30/24	600,000	588,416
Cboe Global Markets Inc., 3.65%, 1/12/27	600,000	606,467
Citigroup Inc., 2.75%, 4/25/22	400,000	394,587
Discover Bank, 3.45%, 7/27/26	500,000	482,290
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (A), 3.272%, 9/29/25	850,000	832,895
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	295,707
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	292,955
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	299,469
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	990,196
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,297,729
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,062,184
Nasdaq Inc., 3.85%, 6/30/26	175,000	175,942
PNC Bank NA, 2.45%, 7/28/22	500,000	489,615
Raymond James Financial Inc., 3.625%, 9/15/26	400,000	396,852
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	1,008,106
Regions Financial Corp., 2.75%, 8/14/22	600,000	592,654
Synchrony Financial, 3.75%, 8/15/21	700,000	714,951
Synchrony Financial, 3.7%, 8/4/26	600,000	583,581
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	495,845
		18,809,647
Health Care - 3.5%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	1,095,785
Allergan Funding SCS (D), 4.75%, 3/15/45	1,000,000	1,055,303
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	393,244
Express Scripts Holding Co., 4.8%, 7/15/46	950,000	1,010,062
Forest Laboratories LLC (B), 5%, 12/15/21	200,000	212,104
HCA Inc., 3.75%, 3/15/19	800,000	809,024
Humana Inc., 2.5%, 12/15/20	750,000	744,658
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	294,126
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	740,269
Zoetis Inc., 3%, 9/12/27	650,000	622,869
		6,977,444
Industrials - 1.8%
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	498,949
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	1,023,128
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,135,656
Masco Corp., 4.375%, 4/1/26	700,000	728,000
Northrop Grumman Corp., 2.93%, 1/15/25	300,000	291,961
		3,677,694
Information Technology - 2.4%
Activision Blizzard Inc., 3.4%, 6/15/27	400,000	390,516
Analog Devices Inc., 5.3%, 12/15/45	600,000	697,434
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,033,699
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	205,500
Citrix Systems Inc., 4.5%, 12/1/27	350,000	352,082
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	350,000	459,312
Fidelity National Information Services Inc., 3%, 8/15/26	625,000	593,770
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	350,000	370,345
QUALCOMM Inc., 3.25%, 5/20/27	500,000	478,018
VMware Inc., 3.9%, 8/21/27	300,000	289,761
		4,870,437

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Materials - 0.6%
Arconic Inc., 5.125%, 10/1/24	200,000	211,500
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	1,006,946
		1,218,446
Real Estate - 1.2%
Boston Properties L.P., 3.65%, 2/1/26	450,000	450,334
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	490,206
Iron Mountain Inc. (B), 4.375%, 6/1/21	500,000	506,250
SL Green Operating Partnership L.P., 3.25%, 10/15/22	500,000	494,019
WP Carey Inc., 4.25%, 10/1/26	500,000	502,320
		2,443,129
Telecommunication Services - 2.1%
AT&T Inc., 4.75%, 5/15/46	1,000,000	968,666
AT&T Inc., 5.15%, 2/14/50	500,000	505,763
Harris Corp., 5.054%, 4/27/45	1,000,000	1,142,747
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 3/20/23	468,750	470,508
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,013,147
		4,100,831
Utilities - 1.0%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,034,250
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	956,118
		1,990,368
Total Corporate Notes and Bonds ( Cost $74,057,889 )		75,543,439
LONG TERM MUNICIPAL BONDS - 5.7%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,565,370
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,028,182
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,614,105
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,130,600
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,680,016
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	10,000	10,904
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	990,000	1,073,091
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,307,812
Total Long Term Municipal Bonds ( Cost $11,238,196 )		11,410,080
MORTGAGE BACKED SECURITIES - 21.4%
Fannie Mae - 13.0%
1.125%, 10/19/18 Pool # IE MAE	500,000	497,542
3%, 5/1/27 Pool # AL1715	647,688	652,846
3.5%, 5/1/29 Pool # AW3740	1,183,883	1,214,232
3.5%, 8/1/29 Pool # MA2003	778,550	797,436
3.5%, 10/1/29 Pool # AX3155	400,981	411,388
3%, 9/1/30 Pool # 890696	1,095,891	1,103,960
3%, 12/1/30 Pool # AL8924	559,281	563,394
7%, 11/1/31 Pool # 607515	7,161	7,889
3.5%, 12/1/31 Pool # MA0919	355,529	363,619
3%, 2/1/32 Pool # AL9867	715,276	719,527

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 3/1/32 Pool # 631377	28,059	31,087
6.5%, 5/1/32 Pool # 636758	2,177	2,412
7%, 5/1/32 Pool # 644591	781	845
6.5%, 6/1/32 Pool # 545691	72,829	81,751
3.5%, 8/1/32 Pool # MA3098	706,960	725,926
3.5%, 9/1/32 Pool # MA3126	476,644	489,447
5.5%, 11/1/33 Pool # 555880	82,368	90,632
5%, 5/1/34 Pool # 780890	35,946	38,794
7%, 7/1/34 Pool # 792636	7,719	7,940
4%, 2/1/35 Pool # MA2177	856,461	893,259
5%, 8/1/35 Pool # 829670	79,599	85,860
5%, 9/1/35 Pool # 820347	109,062	119,160
5%, 9/1/35 Pool # 835699	87,662	95,828
3.5%, 12/1/35 Pool # MA2473	1,060,277	1,083,096
4.5%, 12/1/35 Pool # 745147	13,430	14,222
5%, 12/1/35 Pool # 850561	30,629	33,064
6%, 11/1/36 Pool # 902510	60,902	68,582
6%, 10/1/37 Pool # 947563	91,655	104,543
6.5%, 12/1/37 Pool # 889072	74,418	83,478
6.5%, 8/1/38 Pool # 987711	174,616	196,284
4%, 9/1/40 Pool # AE3039	837,868	874,199
4%, 1/1/41 Pool # AB2080	663,010	690,786
5.5%, 7/1/41 Pool # AL6588	590,429	650,520
4%, 9/1/41 Pool # AJ1406	464,227	483,253
4%, 10/1/41 Pool # AJ4046	825,965	861,497
3.5%, 11/1/41 Pool # AB3867	360,152	365,701
4%, 3/1/42 Pool # AL1998	1,276,136	1,331,057
3.5%, 6/1/42 Pool # AO4134	1,251,848	1,271,143
3.5%, 8/1/42 Pool # AP2133	726,652	737,753
3%, 9/1/42 Pool # AP6568	121,738	119,991
3.5%, 9/1/42 Pool # AB6228	435,612	442,214
4%, 10/1/42 Pool # AP7363	908,500	942,629
3.5%, 12/1/42 Pool # AQ8892	141,439	143,477
3.5%, 1/1/43 Pool # AQ9326	626,019	635,808
3%, 2/1/43 Pool # AL3072	1,022,797	1,008,118
3.5%, 3/1/43 Pool # AT0310	592,127	601,160
3.5%, 4/1/43 Pool # AR9902	385,949	391,991
3.5%, 4/1/43 Pool # AT2887	510,581	517,936
4%, 1/1/45 Pool # AS4257	271,253	282,129
4.5%, 2/1/45 Pool # MA2193	872,220	921,376
3.5%, 8/1/45 Pool # AS5645	946,852	956,511
3.5%, 12/1/45 Pool # AS6309	441,286	445,902
4.5%, 10/1/46 Pool # MA2783	207,116	218,408
3%, 1/1/47 Pool # BE0108	702,892	691,102
		26,162,704
Freddie Mac - 8.4%
4.5%, 2/1/25 Pool # J11722	160,327	167,241
4.5%, 5/1/25 Pool # J12247	321,661	335,492
8%, 6/1/30 Pool # C01005	675	784
6.5%, 1/1/32 Pool # C62333	24,541	27,198
3.5%, 8/1/32 Pool # C91485	418,506	428,424

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

4.5%, 6/1/34 Pool # C01856	472,611	500,068
6.5%, 11/1/36 Pool # C02660	11,177	12,568
5.5%, 1/1/37 Pool # G04593	264,712	291,397
5.5%, 11/1/37 Pool # A68787	163,936	181,921
5.5%, 12/1/38 Pool # G05267	521,460	571,904
5%, 10/1/39 Pool # G60465	1,297,529	1,402,651
3.5%, 11/1/40 Pool # G06168	582,732	591,398
4%, 10/1/41 Pool # Q04092	959,423	999,933
4.5%, 3/1/42 Pool # G07491	622,161	658,018
3%, 9/1/42 Pool # C04233	680,757	671,032
3%, 2/1/43 Pool # Q15767	503,525	496,203
3%, 4/1/43 Pool # V80025	491,741	484,844
3%, 4/1/43 Pool # V80026	487,212	480,378
3.5%, 8/1/44 Pool # Q27927	649,536	658,435
3%, 7/1/45 Pool # G08653	986,810	968,409
3.5%, 8/1/45 Pool # Q35614	769,372	778,137
3.5%, 9/1/45 Pool # G08667	845,916	855,536
3%, 11/1/45 Pool # G08675	983,244	965,061
3%, 1/1/46 Pool # G08686	1,023,404	1,004,550
3%, 10/1/46 Pool # G60722	907,624	890,902
4%, 3/1/47 Pool # Q46801	1,283,772	1,329,232
3.5%, 11/1/47 Pool # Q52079	996,762	1,008,121
		16,759,837
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	10,557	11,999
6.5%, 4/20/31 Pool # 3068	5,038	5,760
4%, 4/15/39 Pool # 698089	41,182	42,683
		60,442
Total Mortgage Backed Securities ( Cost $43,599,655 )		42,982,983
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.9%
U.S. Treasury Bonds - 6.3%
6.625%, 2/15/27	2,000,000	2,632,891
5.375%, 2/15/31	1,250,000	1,610,303
4.500%, 5/15/38	2,750,000	3,451,465
3.750%, 8/15/41	750,000	859,043
3.000%, 5/15/45	1,650,000	1,670,689
2.250%, 8/15/46	1,500,000	1,299,844
3.000%, 5/15/47	1,000,000	1,010,898
		12,535,133
U.S. Treasury Notes - 15.6%
1.375%, 2/28/19	4,000,000	3,974,375
3.625%, 8/15/19	4,250,000	4,348,945
2.625%, 11/15/20	3,500,000	3,531,445
3.125%, 5/15/21	3,750,000	3,840,674
2.125%, 8/15/21	2,000,000	1,982,266
2.000%, 10/31/21	2,500,000	2,462,793
1.750%, 9/30/22	4,000,000	3,866,406
2.750%, 2/15/24	2,000,000	2,014,766
2.125%, 3/31/24	2,750,000	2,671,904
2.250%, 11/15/25	1,750,000	1,695,039

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

1.500%, 8/15/26			1,000,000		907,305
					31,295,918
Total U.S. Government and Agency Obligations ( Cost $43,173,885 )					43,831,051
			Shares
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class			5,486,902		5,486,902
Total Short-Term Investments ( Cost $5,486,902 )					5,486,902
TOTAL CALL & PUT OPTIONS PURCHASED - 0.1%					131,797
TOTAL INVESTMENTS - 99.0% ( Cost $196,994,810 )					198,393,214
TOTAL CALL & PUT OPTIONS WRITTEN - (0.1%)					(121,406)
NET OTHER ASSETS AND LIABILITIES - 1.1%					2,217,702
TOTAL NET ASSETS - 100.0%						$200,489,510

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2018.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

Purchased Option Contracts Outstanding at January 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Purchased
U.S. Treasury Bond Futures	$156.00	05/25/2018	35	$35,000	$9,297	$23,621	$(14,324)
Total Call Options Purchased					$9,297	$23,621	$(14,324)

Put Options Purchased
U.S. Treasury Bond Futures	$140.00	05/25/2018	35	35,000	$23,516	$15,418	$8,098
U.S. Treasury Bond Futures	147.00	05/25/2018	35	35,000	98,984	65,183	33,801
Total Put Options Purchased					$122,500	$80,601	$41,899
Total Options Purchased, at Value					$131,797	$104,222	$27,575

Written Option Contracts Outstanding at January 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CALL OPTION WRITTEN - 0.0%
U.S. Treasury Bond Futures	$154.00	05/25/2018	(35)	$(35,000)	$(16,406)	$(36,535)	$20,129
Total Call Options Written					$(16,406)	$(36,535)	$20,129

Put Options Written
U.S. Treasury Bond Futures	$142.00	05/25/2018	(35)	(35,000)	$(36,641)	$(22,317)	$(14,324)
U.S. Treasury Bond Futures	145.00	05/25/2018	(35)	(35,000)	(68,359)	(43,645)	(24,714)
Total Put Options Written					$(105,000)	$(65,962)	$(39,038)
Total Options Written, at Value					$(121,406)	$(102,497)	$(18,909)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.4%
Consumer Discretionary - 13.4%
Amazon.com Inc. (A), 2.8%, 8/22/24	$100,000	$97,976
Amazon.com Inc., 3.8%, 12/5/24	200,000	208,055
Aptiv PLC (B), 3.15%, 11/19/20	200,000	201,849
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	206,876
Comcast Corp., 6.45%, 3/15/37	300,000	399,496
D.R. Horton Inc., 2.55%, 12/1/20	100,000	99,397
Discovery Communications LLC, 5%, 9/20/37	200,000	204,281
GameStop Corp. (A), 6.75%, 3/15/21	50,000	51,813
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	200,108
Georgia-Pacific LLC (A), 3.163%, 11/15/21	100,000	100,931
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,837
Harman International Industries Inc., 4.15%, 5/15/25	100,000	101,956
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	93,886
McDonald's Corp., MTN, 3.5%, 3/1/27	100,000	100,500
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	57,215
Newell Brands Inc., 4.2%, 4/1/26	100,000	101,940
Newell Brands Inc., 5.5%, 4/1/46	100,000	114,808
Omnicom Group Inc., 3.6%, 4/15/26	200,000	198,968
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	130,938
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,580
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	153,941
		2,901,351
Consumer Staples - 1.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	169,501
CVS Health Corp., 5.125%, 7/20/45	100,000	111,783
Tyson Foods Inc., 3.55%, 6/2/27	100,000	99,608
		380,892
Energy - 12.5%
Andeavor, 3.8%, 4/1/28	100,000	98,370
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,750
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	100,548
BP Capital Markets PLC (B), 3.119%, 5/4/26	100,000	98,765
Chevron Corp., 3.191%, 6/24/23	200,000	202,310
ConocoPhillips Co., 4.15%, 11/15/34	75,000	79,851
Devon Energy Corp., 5.6%, 7/15/41	100,000	117,883
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	51,915
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	53,426
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	207,791
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	54,064
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	105,027
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	52,793
Marathon Oil Corp., 2.7%, 6/1/20	200,000	199,017
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	266,680
Phillips 66, 4.65%, 11/15/34	100,000	109,333
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	201,315
Schlumberger Holdings Corp. (A), 2.35%, 12/21/18	200,000	200,217
Valero Energy Corp., 6.625%, 6/15/37	350,000	462,705
		2,713,760

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 33.7%
Banks - 21.7%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	195,516
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	201,859
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (C), 2.816%, 7/21/23	100,000	98,720
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	100,000	98,138
Bank of Montreal, MTN (B), 1.9%, 8/27/21	100,000	96,926
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	196,343
Capital One Financial Corp., 2.5%, 5/12/20	100,000	99,311
Capital One Financial Corp., 3.3%, 10/30/24	200,000	196,138
Citigroup Inc., 2.75%, 4/25/22	100,000	98,647
Citigroup Inc., 2.7%, 10/27/22	250,000	244,792
Discover Bank, 3.45%, 7/27/26	100,000	96,458
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	109,631
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	203,432
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	200,000	197,138
Huntington National Bank/The, 2.2%, 4/1/19	300,000	298,967
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	104,194
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	199,646
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	198,039
KeyCorp, MTN, 5.1%, 3/24/21	250,000	267,349
Morgan Stanley, 2.8%, 6/16/20	200,000	200,394
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	203,158
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	102,177
PNC Bank NA, 2.45%, 7/28/22	250,000	244,808
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	101,555
Regions Financial Corp., 3.2%, 2/8/21	250,000	252,027
Regions Financial Corp., 2.75%, 8/14/22	200,000	197,551
US Bancorp, MTN, 2.35%, 1/29/21	200,000	198,270
		4,701,184
Diversified Financial Services - 7.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (B), 3.75%, 5/15/19	150,000	152,005
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (B), 3.875%, 1/23/28	150,000	146,261
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	311,077
Air Lease Corp., 3.625%, 4/1/27	100,000	97,829
American Express Co., 2.5%, 8/1/22	200,000	195,511
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	151,617
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	97,652
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,269
Raymond James Financial Inc., 3.625%, 9/15/26	100,000	99,213
Synchrony Financial, 3.75%, 8/15/21	100,000	102,136
Synchrony Financial, 3.7%, 8/4/26	100,000	97,264
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	99,169
		1,600,003
Insurance - 4.6%
American International Group Inc., 3.875%, 1/15/35	200,000	194,198
Berkshire Hathaway Inc., 3.125%, 3/15/26	50,000	49,399
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	100,000	103,818
MetLife Inc., 3.6%, 4/10/24	100,000	102,012

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

New York Life Global Funding (A), 1.95%, 2/11/20	200,000	197,862
Old Republic International Corp., 3.875%, 8/26/26	50,000	49,361
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	305,336
		1,001,986
		7,303,173
Health Care - 5.6%
AbbVie Inc., 4.7%, 5/14/45	100,000	109,579
AbbVie Inc., 4.45%, 5/14/46	100,000	106,389
Actavis Funding SCS (B), 4.55%, 3/15/35	130,000	135,865
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	211,422
Express Scripts Holding Co., 4.8%, 7/15/46	50,000	53,161
HCA Inc., 3.75%, 3/15/19	100,000	101,128
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	100,000	98,042
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	198,876
Zoetis Inc., 3%, 9/12/27	200,000	191,652
		1,206,114
Industrials - 8.1%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	221,608
Carlisle Cos. Inc., 3.5%, 12/1/24	100,000	99,790
Caterpillar Inc., 5.2%, 5/27/41	20,000	24,819
CRH America Inc. (A), 3.875%, 5/18/25	200,000	204,626
Fortive Corp., 2.35%, 6/15/21	100,000	98,517
General Dynamics Corp., 1.875%, 8/15/23	100,000	94,452
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	195,838
Masco Corp., 4.375%, 4/1/26	100,000	104,000
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	202,772
Northrop Grumman Corp., 2.93%, 1/15/25	100,000	97,320
Textron Inc., 3.875%, 3/1/25	200,000	204,507
Verisk Analytics Inc., 4%, 6/15/25	200,000	204,309
		1,752,558
Information Technology - 7.5%
Activision Blizzard Inc., 3.4%, 6/15/27	100,000	97,629
Analog Devices Inc., 5.3%, 12/15/45	50,000	58,120
Apple Inc., 2.25%, 2/23/21	200,000	198,130
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	100,000	97,522
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	51,375
Cisco Systems Inc., 2.2%, 2/28/21	150,000	148,278
Citrix Systems Inc., 4.5%, 12/1/27	35,000	35,208
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	98,424
Fidelity National Information Services Inc., 3%, 8/15/26	100,000	95,003
Fiserv Inc., 2.7%, 6/1/20	200,000	200,237
Intel Corp. (A), 3.734%, 12/8/47	108,000	108,194
Microsoft Corp., 3.5%, 2/12/35	100,000	101,186
NVIDIA Corp., 2.2%, 9/16/21	100,000	98,117
Oracle Corp., 4%, 7/15/46	100,000	103,320
QUALCOMM Inc., 3.25%, 5/20/27	50,000	47,802
VMware Inc., 3.9%, 8/21/27	100,000	96,587
		1,635,132
Materials - 3.5%
Agrium Inc. (B), 3.375%, 3/15/25	200,000	197,537

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

Arconic Inc., 5.125%, 10/1/24		50,000	52,875
Dow Chemical Co./The, 4.125%, 11/15/21		200,000	208,153
Packaging Corp. of America, 3.65%, 9/15/24		300,000	302,084
			760,649
Real Estate - 3.8%
Boston Properties L.P., 3.65%, 2/1/26		100,000	100,074
Iron Mountain Inc. (A), 4.375%, 6/1/21		100,000	101,250
Simon Property Group L.P., 4.125%, 12/1/21		200,000	208,691
SL Green Operating Partnership L.P., 3.25%, 10/15/22		100,000	98,804
WP Carey Inc., 4.6%, 4/1/24		200,000	206,000
WP Carey Inc., 4.25%, 10/1/26		100,000	100,464
			815,283
Telecommunication Services - 5.2%
AT&T Inc., 5%, 3/1/21		200,000	212,114
AT&T Inc., 4.75%, 5/15/46		75,000	72,650
AT&T Inc., 5.15%, 2/14/50		100,000	101,153
Harris Corp., 5.054%, 4/27/45		200,000	228,549
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23		93,750	94,102
Verizon Communications Inc., 5.15%, 9/15/23		200,000	219,446
Verizon Communications Inc., 4.4%, 11/1/34		200,000	202,629
			1,130,643
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46		100,000	95,612
Total Corporate Notes and Bonds ( Cost $20,295,207 )			20,695,167
LONG TERM MUNICIPAL BONDS - 2.0%
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	215,764
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39		200,000	215,214
Total Long Term Municipal Bonds ( Cost $424,218 )			430,978
		Shares
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		410,003	410,003
Total Short-Term Investments ( Cost $410,003 )			410,003
TOTAL INVESTMENTS - 99.3% ( Cost $21,129,428 )			21,536,148
NET OTHER ASSETS AND LIABILITIES - 0.7%			146,562
TOTAL NET ASSETS - 100.0%			$21,682,710

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.7% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2018.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 91.6%
Consumer Discretionary - 21.9%
Cablevision Systems Corp., 5.875%, 9/15/22	$250,000	$252,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	313,500
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	165,000
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	273,750
DISH DBS Corp., 6.75%, 6/1/21	500,000	523,750
GameStop Corp. (A), 6.75%, 3/15/21	325,000	336,781
Group 1 Automotive Inc., 5%, 6/1/22	325,000	334,197
IRB Holding Corp. (A) (B), 6.75%, 2/15/26	200,000	202,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	263,125
Mclaren Finance PLC (A) (C), 5.75%, 8/1/22	125,000	128,188
Nexteer Automotive Group Ltd. (A) (C), 5.875%, 11/15/21	300,000	312,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	511,875
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	257,425
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	267,500
Scientific Games International Inc. (A) (B), 5%, 10/15/25	300,000	300,375
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	253,125
Univision Communications Inc. (A), 5.125%, 5/15/23	300,000	298,650
		4,994,991
Consumer Staples - 7.5%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	255,312
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	255,313
Dean Foods Co. (A), 6.5%, 3/15/23	250,000	247,500
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	353,500
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	257,500
Simmons Foods Inc. (A), 5.75%, 11/1/24	350,000	343,000
		1,712,125
Energy - 14.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	375,000	386,250
Andeavor Logistics L.P. / Andeavor Logistics Finance Corp., 6.375%, 5/1/24	250,000	270,937
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	375,000	387,187
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	400,000	403,500
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	413,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	309,375
SM Energy Co., 6.75%, 9/15/26	100,000	104,250
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	309,000
Sunoco L.P. / Sunoco Finance Corp. (A), 5.875%, 3/15/28	250,000	255,313
Unit Corp., 6.625%, 5/15/21	525,000	529,594
		3,368,406
Financials - 11.2%
Acrisure LLC / Acrisure Finance Inc. (A), 7%, 11/15/25	200,000	198,500
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	500,000	528,750
Equinix Inc., 5.875%, 1/15/26	250,000	265,625
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	265,625
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	259,688
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	247,550

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

High Income Fund Portfolio of Investments (unaudited)

Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	303,496
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	254,688
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	224,250
		2,548,172
Health Care - 4.8%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	253,125
Avantor Inc. (A), 6%, 10/1/24	300,000	302,625
HCA Inc., 5.875%, 2/15/26	250,000	262,500
Valeant Pharmaceuticals International Inc. (A) (C), 5.625%, 12/1/21	300,000	289,140
		1,107,390
Industrials - 12.4%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (C), 7.125%, 9/15/23	250,000	260,000
Ashtead Capital Inc. (A), 4.125%, 8/15/25	250,000	247,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	245,625
Bombardier Inc. (A) (C), 8.75%, 12/1/21	250,000	277,812
DAE Funding LLC (A), 5%, 8/1/24	250,000	248,125
Herc Rentals Inc. (A), 7.5%, 6/1/22	240,000	257,700
Mueller Industries Inc., 6%, 3/1/27	250,000	256,250
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	200,000	203,250
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	138,281
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	275,000
Tennant Co. (A), 5.625%, 5/1/25	250,000	260,313
Waste Pro USA Inc. (A), 5.5%, 2/15/26	150,000	152,625
		2,822,481
Information Technology - 5.2%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	402,500
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	100,000	102,750
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	417,317
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	163,313
Western Digital Corp. (B), 4.75%, 2/15/26	100,000	101,250
		1,187,130
Materials - 3.5%
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	250,625
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	550,000	552,063
		802,688
Real Estate - 1.5%
Iron Mountain Inc., 5.75%, 8/15/24	350,000	350,875

Telecommunication Services - 3.4%
Altice Luxembourg S.A. (A) (C), 7.625%, 2/15/25	250,000	229,375
Inmarsat Finance PLC (A) (C), 6.5%, 10/1/24	300,000	304,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	234,375	235,254
		769,129
Utilities - 5.5%
AES Corp., 5.5%, 3/15/24	500,000	515,150
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	255,625
Calpine Corp., 5.5%, 2/1/24	300,000	285,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

High Income Fund Portfolio of Investments (unaudited)

NRG Energy Inc., 6.25%, 5/1/24		200,000	209,076
			1,264,851
Total Corporate Notes and Bonds ( Cost $20,313,747 )			20,928,238
		Shares
SHORT-TERM INVESTMENTS - 9.5%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		2,180,001	2,180,001
Total Short-Term Investments ( Cost $2,180,001 )			2,180,001
TOTAL INVESTMENTS - 101.1% ( Cost $22,493,748 )			23,108,239
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(249,944)
TOTAL NET ASSETS - 100.0%			$22,858,295

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.9% of total net assets.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 64.4%
Consumer Discretionary - 4.8%
Carnival Corp.	31,500	$2,255,715
Home Depot Inc./The	14,500	2,913,050
McDonald's Corp.	10,000	1,711,400
Starbucks Corp.	20,000	1,136,200
		8,016,365
Consumer Staples - 5.6%
Diageo PLC, ADR	17,000	2,447,320
Nestle S.A., ADR	31,000	2,678,400
PepsiCo Inc.	19,500	2,345,850
Procter & Gamble Co./The	23,500	2,028,990
		9,500,560
Energy - 5.8%
Chevron Corp.	20,800	2,607,280
Exxon Mobil Corp.	51,500	4,495,950
Schlumberger Ltd.	36,000	2,648,880
		9,752,110
Financials - 12.1%
BB&T Corp.	30,500	1,683,295
Chubb Ltd.	10,500	1,639,575
CME Group Inc.	20,500	3,146,340
Northern Trust Corp.	13,500	1,422,765
PNC Financial Services Group Inc./The	21,000	3,318,420
Travelers Cos. Inc./The	16,500	2,473,680
US Bancorp	60,500	3,456,970
Wells Fargo & Co.	49,500	3,256,110
		20,397,155
Health Care - 8.6%
Amgen Inc.	10,500	1,953,525
Johnson & Johnson	23,500	3,247,465
Medtronic PLC	28,100	2,413,509
Merck & Co. Inc.	31,000	1,836,750
Novartis AG, ADR	28,800	2,593,728
Pfizer Inc.	67,000	2,481,680
		14,526,657
Industrials - 9.7%
3M Co.	5,500	1,377,750
Caterpillar Inc.	13,000	2,116,140
Emerson Electric Co.	31,500	2,275,245
Fastenal Co.	49,500	2,720,520
Union Pacific Corp.	12,500	1,668,750
United Parcel Service Inc., Class B	24,700	3,144,804
United Technologies Corp.	22,500	3,105,225
		16,408,434

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 10.9%
Accenture PLC, Class A	8,500	1,365,950
Analog Devices Inc.	15,000	1,378,200
Apple Inc.	6,700	1,121,781
Automatic Data Processing Inc.	10,000	1,236,300
Cisco Systems Inc.	84,000	3,489,360
Microsoft Corp.	40,000	3,800,400
TE Connectivity Ltd.	22,700	2,327,431
Texas Instruments Inc.	16,000	1,754,720
Xilinx Inc.	27,500	2,008,050
		18,482,192
Materials - 3.0%
Nucor Corp.	20,000	1,339,200
Praxair Inc.	23,500	3,795,015
		5,134,215
Telecommunication Service - 1.6%
Verizon Communications Inc.	49,000	2,649,430

Utilities - 2.3%
Dominion Energy Inc.	24,000	1,834,560
NextEra Energy Inc.	12,500	1,980,250
		3,814,810
Total Common Stocks ( Cost $73,187,077 )		108,681,928
	Par Value
ASSET BACKED SECURITIES - 0.9%
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	242,687	242,281
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (A), 1.86%, 1/18/22	200,000	200,700
Chesapeake Funding II LLC, Series 2017 4A, Class A1 (B), 2.12%, 11/15/29	400,000	396,820
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (B), 2.09%, 2/22/21	400,000	399,268
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	67,128	67,272
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	207,114	207,345
Total Asset Backed Securities ( Cost $1,518,344 )		1,513,686
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	204,267
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	260,777
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	98,090	106,909
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	289,296	287,447
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	294,359	292,843
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	417,574
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	256,252	276,772
Total Collateralized Mortgage Obligations ( Cost $1,905,798 )		1,846,589
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A) (C), 1.093%, 1/25/23	3,814,846	159,332
Fannie Mae-Aces, Series 2013-M12, Class APT (A) (C), 2.393%, 3/25/23	367,805	359,945
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	225,343

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B) (C), 4.794%, 4/25/44	300,000	299,436
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.75%, 2/25/45	300,000	302,366
Total Commercial Mortgage-Backed Securities ( Cost $1,385,112 )		1,346,422
CORPORATE NOTES AND BONDS - 13.3%
Consumer Discretionary - 3.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	519,921
Amazon.com Inc. (B), 2.8%, 8/22/24	125,000	122,471
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	413,752
Discovery Communications LLC, 5%, 9/20/37	250,000	255,351
DISH DBS Corp., 6.75%, 6/1/21	200,000	209,500
ERAC USA Finance LLC (B), 6.7%, 6/1/34	150,000	187,743
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	301,641
GameStop Corp. (B), 6.75%, 3/15/21	100,000	103,625
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	300,162
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	129,185
Lennar Corp., 4.75%, 4/1/21	150,000	155,063
Marriott International Inc., 3.125%, 6/15/26	250,000	241,121
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	343,290
Newell Brands Inc., 5.5%, 4/1/46	450,000	516,636
Omnicom Group Inc., 3.6%, 4/15/26	350,000	348,194
Priceline Group Inc./The, 3.6%, 6/1/26	250,000	248,628
Time Warner Inc., 4.75%, 3/29/21	400,000	421,845
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	159,073
		4,977,201
Consumer Staples - 0.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	250,000	282,502
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	236,697
CVS Health Corp., 5.125%, 7/20/45	250,000	279,458
Tyson Foods Inc., 3.55%, 6/2/27	150,000	149,412
		948,069
Energy - 2.0%
Antero Resources Corp., 5.625%, 6/1/23	150,000	155,250
BP Capital Markets PLC (D), 3.119%, 5/4/26	200,000	197,529
ConocoPhillips Co., 4.15%, 11/15/34	500,000	532,340
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	477,742
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	306,114
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	243,289
Marathon Oil Corp., 2.7%, 6/1/20	300,000	298,526
Phillips 66, 4.65%, 11/15/34	500,000	546,663
Schlumberger Holdings Corp. (B), 4%, 12/21/25	300,000	311,455
Valero Energy Corp., 6.625%, 6/15/37	250,000	330,504
		3,399,412
Financials - 3.4%
Air Lease Corp., 3.75%, 2/1/22	300,000	306,485
Air Lease Corp., 3.625%, 4/1/27	200,000	195,659
American Express Co., 2.5%, 8/1/22	400,000	391,022
Bank of America Corp., MTN, (3M LIBOR + 1.090%) (A), 3.093%, 10/1/25	400,000	392,551
Bank of Montreal, MTN (D), 1.9%, 8/27/21	250,000	242,316

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

BB&T Corp., MTN, 2.85%, 10/26/24	200,000	196,343
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	98,798
Capital One Financial Corp., 2.45%, 4/24/19	200,000	199,901
Capital One Financial Corp., 3.3%, 10/30/24	200,000	196,138
Cboe Global Markets Inc., 3.65%, 1/12/27	175,000	176,886
Goldman Sachs Group Inc./The(3M LIBOR + 1.201%) (A), 3.272%, 9/29/25	350,000	342,957
Huntington National Bank/The, 2.2%, 4/1/19	400,000	398,622
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	195,303
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	299,468
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	336,139
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	102,177
Morgan Stanley, 4.3%, 1/27/45	250,000	265,546
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,269
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	296,794
Regions Financial Corp., 3.2%, 2/8/21	250,000	252,026
Regions Financial Corp., 2.75%, 8/14/22	250,000	246,939
Synchrony Financial, 3.75%, 8/15/21	250,000	255,340
Synchrony Financial, 3.7%, 8/4/26	250,000	243,159
		5,680,838
Health Care - 1.1%
AbbVie Inc., 4.45%, 5/14/46	200,000	212,779
Allergan Funding SCS (D), 4.75%, 3/15/45	150,000	158,296
HCA Inc., 3.75%, 3/15/19	150,000	151,692
Humana Inc., 2.5%, 12/15/20	300,000	297,863
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	350,000	345,459
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	397,752
Zoetis Inc., 3%, 9/12/27	350,000	335,391
		1,899,232
Industrials - 0.3%
Masco Corp., 4.375%, 4/1/26	150,000	156,000
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	269,227
United Rentals North America Inc., 4.625%, 7/15/23	150,000	155,250
		580,477
Information Technology - 2.0%
Analog Devices Inc., 5.3%, 12/15/45	225,000	261,538
Apple Inc., 2.4%, 5/3/23	450,000	437,791
Autodesk Inc., 4.375%, 6/15/25	250,000	258,425
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	462,352
Citrix Systems Inc., 4.5%, 12/1/27	55,000	55,327
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	75,000	98,424
Fidelity National Information Services Inc., 3%, 8/15/26	175,000	166,256
Fiserv Inc., 2.7%, 6/1/20	250,000	250,297
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	175,000	185,172
Intel Corp. (B), 3.734%, 12/8/47	272,000	272,488
International Business Machines Corp., 1.875%, 8/1/22	400,000	383,183
Oracle Corp., 4%, 7/15/46	325,000	335,791
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	236,289
		3,403,333

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Real Estate - 0.3%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	245,103
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	101,250
Welltower Inc., 4.5%, 1/15/24	200,000	210,833
		557,186
Telecommunication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	193,733
AT&T Inc., 5.15%, 2/14/50	150,000	151,729
Harris Corp., 5.054%, 4/27/45	250,000	285,687
Verizon Communications Inc., 5.15%, 9/15/23	400,000	438,892
		1,070,041
Total Corporate Notes and Bonds ( Cost $21,886,065 )		22,515,789
LONG TERM MUNICIPAL BONDS - 2.1%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	538,035
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	540,940
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	415,288
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	528,950
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	341,253
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,452
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	345,000	373,956
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	526,495
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	213,746
Total Long Term Municipal Bonds ( Cost $3,469,192 )		3,484,115
MORTGAGE BACKED SECURITIES - 7.8%
Fannie Mae - 4.9%
3.5%, 8/1/26 Pool # AL0787	161,344	165,174
3%, 5/1/27 Pool # AL1715	210,498	212,175
3.5%, 5/1/28 Pool # AL3678	298,953	307,382
3.5%, 8/1/29 Pool # MA2003	194,637	199,359
3%, 9/1/30 Pool # 890696	229,784	231,476
3%, 12/1/30 Pool # AL8924	372,854	375,596
7%, 11/1/31 Pool # 607515	7,161	7,889
3.5%, 12/1/31 Pool # MA0919	566,402	579,291
3%, 2/1/32 Pool # AL9867	223,524	224,852
7%, 5/1/32 Pool # 644591	1,250	1,352
3.5%, 8/1/32 Pool # MA3098	235,653	241,975
3.5%, 9/1/32 Pool # MA3126	193,926	199,135
5.5%, 10/1/33 Pool # 254904	53,232	58,620
7%, 7/1/34 Pool # 792636	4,852	4,991
4%, 2/1/35 Pool # MA2177	371,133	387,079
5%, 8/1/35 Pool # 829670	46,279	49,919
5%, 9/1/35 Pool # 820347	65,055	71,078
5%, 9/1/35 Pool # 835699	54,565	59,648
3%, 12/1/35 Pool # AS6267	302,371	301,778
5%, 12/1/35 Pool # 850561	18,644	20,126
5.5%, 9/1/36 Pool # 831820	95,466	105,077
6%, 9/1/36 Pool # 831741	74,881	83,249
5.5%, 10/1/36 Pool # 901723	40,066	43,963

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 12/1/36 Pool # 903059	81,664	90,311
4.5%, 7/1/41 Pool # AB3274	193,264	205,886
5.5%, 7/1/41 Pool # AL6588	177,129	195,156
3.5%, 6/1/42 Pool # AO4134	293,402	297,924
4%, 6/1/42 Pool # MA1087	204,793	212,397
3.5%, 8/1/42 Pool # AO8100	186,644	189,472
3.5%, 8/1/42 Pool # AP2133	217,996	221,326
4%, 10/1/42 Pool # AP7363	389,357	403,984
3%, 2/1/43 Pool # AB8486	324,490	319,833
3%, 2/1/43 Pool # AB8563	198,002	195,160
3%, 2/1/43 Pool # AL3072	312,254	307,772
3%, 3/1/43 Pool # AB8818	320,538	315,937
3.5%, 3/1/43 Pool # AT0310	169,179	171,760
4%, 1/1/45 Pool # AS4257	142,765	148,489
4%, 1/1/45 Pool # MA2145	393,971	407,779
4.5%, 2/1/45 Pool # MA2193	290,740	307,125
3.5%, 12/1/45 Pool # AS6309	176,515	178,361
3%, 1/1/47 Pool # BE0108	234,297	230,367
		8,330,223
Freddie Mac - 2.9%
4.5%, 2/1/25 Pool # J11722	40,082	41,810
4.5%, 5/1/25 Pool # J12247	34,464	35,946
3.5%, 1/1/29 Pool # J31950	355,237	364,573
8%, 6/1/30 Pool # C01005	1,248	1,450
6.5%, 1/1/32 Pool # C62333	36,811	40,797
5%, 10/1/39 Pool # G60465	446,490	482,663
3.5%, 11/1/40 Pool # G06168	309,112	313,709
4.5%, 9/1/41 Pool # Q03516	158,109	167,207
4%, 10/1/41 Pool # Q04092	226,773	236,348
3%, 8/1/42 Pool # G08502	274,225	270,237
3%, 9/1/42 Pool # C04233	282,000	277,972
3%, 4/1/43 Pool # V80025	327,828	323,229
3%, 4/1/43 Pool # V80026	324,808	320,252
3.5%, 8/1/44 Pool # Q27927	503,391	510,288
3%, 7/1/45 Pool # G08653	394,724	387,364
3.5%, 8/1/45 Pool # Q35614	384,686	389,068
3%, 10/1/46 Pool # G60722	294,978	289,543
4%, 3/1/47 Pool # Q46801	366,792	379,780
		4,832,236
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	14,780	16,799
6.5%, 4/20/31 Pool # 3068	8,397	9,601
		26,400
Total Mortgage Backed Securities ( Cost $13,437,859 )		13,188,859
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Bank - 0.2%
1.750%, 12/21/23 (E)	400,000	396,493

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Bonds - 2.0%
6.625%, 2/15/27		860,000	1,132,143
3.000%, 5/15/42		500,000	508,145
2.500%, 2/15/45		350,000	321,549
2.500%, 5/15/46		500,000	457,500
2.250%, 8/15/46		500,000	433,281
3.000%, 5/15/47		500,000	505,449
			3,358,067
U.S. Treasury Notes - 5.4%
3.375%, 11/15/19		1,500,000	1,532,813
2.000%, 7/31/20		1,500,000	1,491,152
2.625%, 11/15/20		1,500,000	1,513,477
1.750%, 5/15/22		2,500,000	2,427,441
2.500%, 8/15/23		750,000	747,246
2.125%, 3/31/24		1,000,000	971,602
1.500%, 8/15/26		500,000	453,652
			9,137,383
Total U.S. Government and Agency Obligations ( Cost $12,954,396 )			12,891,943
		Shares
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		3,274,431	3,274,431
Total Short-Term Investments ( Cost $3,274,431 )			3,274,431
TOTAL INVESTMENTS - 99.9% ( Cost $133,018,274 )			168,743,762
NET OTHER ASSETS AND LIABILITIES - 0.1%			151,236
TOTAL NET ASSETS - 100.0%			$168,894,998

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2018.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(E)	Stepped rate security. Rate shown is as of January 31, 2018.

ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 78.1%
Consumer Discretionary - 7.8%
Discovery Communications Inc., Class A * (A)	33,800	$847,366
Discovery Communications Inc., Class C * (A)	36,000	858,960
General Motors Co. (A)	84,500	3,583,645
Nordstrom Inc. (A)	52,300	2,578,913
Whirlpool Corp. (A)	13,300	2,412,886
		10,281,770
Consumer Staples - 4.0%
CVS Health Corp. (A)	35,200	2,769,888
JM Smucker Co./The (A)	20,000	2,537,800
		5,307,688
Energy - 9.9%
Apache Corp. (A)	77,700	3,486,399
Baker Hughes, a GE Co. (A)	96,300	3,096,045
Canadian Natural Resources Ltd. (A)	38,000	1,297,700
National Oilwell Varco Inc. (A)	44,200	1,621,256
Occidental Petroleum Corp. (A)	15,900	1,192,023
Range Resources Corp. (A)	169,200	2,411,100
		13,104,523
Financials - 8.1%
Bank of America Corp. (A)	84,000	2,688,000
Citigroup Inc. (A)	34,000	2,668,320
Northern Trust Corp. (A)	25,000	2,634,750
Regions Financial Corp. (A)	138,300	2,659,509
		10,650,579
Health Care - 10.0%
Baxter International Inc. (A)	43,500	3,133,305
Cerner Corp. * (A)	20,200	1,396,426
Express Scripts Holding Co. * (A)	44,200	3,499,756
Gilead Sciences Inc. (A)	41,200	3,452,560
McKesson Corp. (A)	10,500	1,773,240
		13,255,287
Industrials - 5.9%
Delta Air Lines Inc. (A)	47,000	2,668,190
Fastenal Co. (A)	46,800	2,572,128
Textron Inc. (A)	44,700	2,622,549
		7,862,867
Information Technology - 14.4%
Analog Devices Inc. (A)	30,400	2,793,152
Ciena Corp. * (A)	137,600	2,928,128
Microsoft Corp.	36,300	3,448,863
QUALCOMM Inc. (A)	58,800	4,013,100
Seagate Technology PLC (A)	47,000	2,594,400
Xilinx Inc. (A)	45,200	3,300,504
		19,078,147

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Materials - 8.6%
DowDuPont Inc. (A)				43,500	3,287,730
Freeport-McMoRan Inc. * (A)				76,400	1,489,800
Newmont Mining Corp. (A)				82,000	3,321,820
Steel Dynamics Inc. (A)				71,900	3,264,260
					11,363,610
Real Estate - 3.0%
Weyerhaeuser Co.				104,700	3,930,438

Telecommunication Service - 4.9%
T-Mobile U.S. Inc. * (A)				99,800	6,496,980

Utilities - 1.5%
AES Corp.				170,000	1,965,200
Total Common Stocks ( Cost $106,481,365 )					103,297,089
EXCHANGE TRADED FUNDS - 6.4%
PowerShares DB Gold Fund *				100,000	4,266,000
SPDR S&P Oil & Gas Exploration & Production ETF (A)				45,500	1,679,405
VanEck Vectors Gold Miners ETF (A)				103,600	2,460,500
Total Exchange Traded Funds ( Cost $8,066,123 )					8,405,905
SHORT-TERM INVESTMENTS - 18.4%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class				24,273,480	24,273,480
Total Short-Term Investments ( Cost $24,273,480 )					24,273,480
TOTAL INVESTMENTS - 102.9% ( Cost $138,820,968 )					135,976,474
TOTAL CALL OPTIONS WRITTEN - (2.8%)					(3,763,199)
NET OTHER ASSETS AND LIABILITIES - (0.1%)					(26,879)
TOTAL NET ASSETS - 100.0%					$132,186,396

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
Written Option Contracts Outstanding at January 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Analog Devices Inc.	$90.00	03/16/2018	(304)	$(30,400)	$(126,160)	$(65,141)	$(61,019)
Apache Corp.	45.00	04/20/2018	(260)	(26,000)	(89,700)	(36,648)	(53,052)
Apache Corp.	50.00	04/20/2018	(51)	(5,100)	(8,313)	(10,487)	2,174
Baker Hughes, a GE Co.	35.00	04/20/2018	(320)	(32,000)	(28,800)	(41,266)	12,466
Bank of America Corp.	33.00	04/20/2018	(840)	(84,000)	(80,220)	(80,603)	383
Baxter International Inc.	67.50	02/16/2018	(185)	(18,500)	(89,263)	(25,337)	(63,926)
Baxter International Inc.	67.50	05/18/2018	(250)	(25,000)	(159,375)	(44,239)	(115,136)
Canadian Natural Resources Ltd.	35.00	02/16/2018	(200)	(20,000)	(8,500)	(18,791)	10,291

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Canadian Natural Resources Ltd.	38.00	03/16/2018	(180)	(18,000)	(3,600)	(19,612)	16,012
Cerner Corp.	70.00	02/16/2018	(202)	(20,200)	(39,390)	(29,079)	(10,311)
Ciena Corp.	23.00	04/20/2018	(82)	(8,200)	(6,601)	(8,934)	2,333
Ciena Corp.	24.00	04/20/2018	(428)	(42,800)	(23,112)	(37,087)	13,975
Citigroup Inc.	77.50	02/16/2018	(340)	(34,000)	(58,990)	(56,142)	(2,848)
CVS Health Corp.	77.50	02/16/2018	(176)	(17,600)	(47,872)	(24,886)	(22,986)
CVS Health Corp.	85.00	05/18/2018	(176)	(17,600)	(31,944)	(37,304)	5,360
Delta Air Lines Inc.	60.00	03/16/2018	(210)	(21,000)	(18,900)	(41,990)	23,090
Delta Air Lines Inc.	60.00	04/20/2018	(98)	(9,800)	(16,905)	(18,387)	1,482
Discovery Communications Inc.	22.50	03/16/2018	(180)	(18,000)	(41,850)	(24,016)	(17,834)
Discovery Communications Inc.	25.00	03/16/2018	(180)	(18,000)	(20,250)	(14,470)	(5,780)
Discovery Communications Inc.	27.50	04/20/2018	(338)	(33,800)	(34,645)	(45,277)	10,632
DowDuPont Inc.	72.50	02/16/2018	(220)	(22,000)	(79,750)	(28,720)	(51,030)
DowDuPont Inc.	77.50	03/16/2018	(120)	(12,000)	(14,460)	(16,075)	1,615
DowDuPont Inc.	80.00	06/15/2018	(95)	(9,500)	(17,005)	(20,337)	3,332
Express Scripts Holding Co.	72.50	02/16/2018	(110)	(11,000)	(76,450)	(27,385)	(49,065)
Express Scripts Holding Co.	82.50	03/16/2018	(165)	(16,500)	(33,825)	(40,653)	6,828
Express Scripts Holding Co.	82.50	05/18/2018	(167)	(16,700)	(63,460)	(69,129)	5,669
Fastenal Co.	60.00	03/16/2018	(54)	(5,400)	(2,295)	(5,074)	2,779
Fastenal Co.	60.00	05/18/2018	(234)	(23,400)	(28,080)	(44,304)	16,224
Freeport-McMoRan Inc.	19.00	02/16/2018	(700)	(70,000)	(66,850)	(60,590)	(6,260)
General Motors Co.	45.00	02/16/2018	(310)	(31,000)	(9,455)	(21,910)	12,455
General Motors Co.	46.00	03/16/2018	(420)	(42,000)	(18,690)	(39,198)	20,508
Gilead Sciences Inc.	80.00	02/16/2018	(200)	(20,000)	(99,000)	(31,891)	(67,109)
Gilead Sciences Inc.	85.00	03/16/2018	(212)	(21,200)	(61,692)	(30,519)	(31,173)
JM Smucker Co./The	135.00	04/20/2018	(200)	(20,000)	(44,000)	(49,745)	5,745
McKesson Corp.	87.50	03/16/2018	(270)	(27,000)	(234,900)	(79,912)	(154,988)
McKesson Corp.	95.00	03/16/2018	(93)	(9,300)	(35,805)	(21,539)	(14,266)
McKesson Corp.	180.00	03/16/2018	(24)	(2,400)	(5,760)	(12,455)	6,695
McKesson Corp.	180.00	05/18/2018	(81)	(8,100)	(42,525)	(50,465)	7,940
National Oilwell Varco Inc.	35.00	02/16/2018	(222)	(22,200)	(49,062)	(23,322)	(25,740)
National Oilwell Varco Inc.	40.00	03/16/2018	(220)	(22,000)	(11,220)	(24,853)	13,633
Newmont Mining Corp.	40.00	03/16/2018	(450)	(45,000)	(81,225)	(44,080)	(37,145)
Nordstrom Inc.	52.50	04/20/2018	(523)	(52,300)	(100,155)	(79,347)	(20,808)
Northern Trust Corp.	110.00	04/20/2018	(250)	(25,000)	(58,125)	(64,089)	5,964
Occidental Petroleum Corp.	80.00	05/18/2018	(159)	(15,900)	(19,716)	(30,424)	10,708
QUALCOMM Inc.	70.00	02/16/2018	(137)	(13,700)	(18,837)	(14,272)	(4,565)
Range Resources Corp.	19.00	03/16/2018	(1,692)	(169,200)	(12,690)	(146,298)	133,608
Regions Financial Corp.	18.00	02/16/2018	(570)	(57,000)	(74,670)	(30,373)	(44,297)
Regions Financial Corp.	18.00	05/18/2018	(580)	(58,000)	(102,370)	(54,512)	(47,858)
Regions Financial Corp.	20.00	05/18/2018	(233)	(23,300)	(16,193)	(16,514)	321
Seagate Technology PLC	44.00	03/16/2018	(235)	(23,500)	(270,838)	(42,174)	(228,664)
Seagate Technology PLC	45.00	03/16/2018	(235)	(23,500)	(246,163)	(41,034)	(205,129)
SPDR S&P Oil & Gas Exploration & Production ETF	37.00	03/16/2018	(455)	(45,500)	(65,975)	(45,194)	(20,781)
Steel Dynamics Inc.	45.00	02/16/2018	(265)	(26,500)	(39,750)	(31,523)	(8,227)
Steel Dynamics Inc.	49.00	05/18/2018	(227)	(22,700)	(39,157)	(48,869)	9,712
Steel Dynamics Inc.	50.00	05/18/2018	(227)	(22,700)	(32,915)	(42,232)	9,317
T-Mobile U.S. Inc.	65.00	02/16/2018	(455)	(45,500)	(80,080)	(90,742)	10,662
T-Mobile U.S. Inc.	67.50	02/16/2018	(43)	(4,300)	(3,053)	(5,530)	2,477
T-Mobile U.S. Inc.	67.50	05/18/2018	(500)	(50,000)	(132,750)	(106,306)	(26,444)
Textron Inc.	55.00	03/16/2018	(240)	(24,000)	(106,200)	(74,148)	(32,052)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Textron Inc.	65.00	06/15/2018	(207)	(20,700)	(25,254)	(48,875)	23,621
VanEck Vectors Gold Miners ETF	23.50	03/16/2018	(520)	(52,000)	(52,000)	(33,185)	(18,815)
VanEck Vectors Gold Miners ETF	24.00	03/16/2018	(516)	(51,600)	(38,700)	(34,034)	(4,666)
Whirlpool Corp.	175.00	03/16/2018	(65)	(6,500)	(60,775)	(25,932)	(34,843)
Whirlpool Corp.	180.00	03/16/2018	(16)	(1,600)	(9,800)	(10,783)	983
Whirlpool Corp.	180.00	04/20/2018	(52)	(5,200)	(41,210)	(24,766)	(16,444)
Xilinx Inc.	72.50	03/16/2018	(290)	(29,000)	(86,565)	(60,097)	(26,468)
Xilinx Inc.	77.50	03/16/2018	(162)	(16,200)	(19,359)	(35,674)	16,315
Total Options Written, at Value					$(3,763,199)	$(2,658,779)	$(1,104,420)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Consumer Discretionary - 7.1%
Carnival Corp.	35,500	$2,542,155
Home Depot Inc./The	15,500	3,113,950
McDonald's Corp.	10,500	1,796,970
Starbucks Corp.	22,000	1,249,820
		8,702,895
Consumer Staples - 8.5%
Diageo PLC, ADR	18,000	2,591,280
Nestle S.A., ADR	34,500	2,980,800
PepsiCo Inc.	21,500	2,586,450
Procter & Gamble Co./The	25,500	2,201,670
		10,360,200
Energy - 8.9%
Chevron Corp.	23,000	2,883,050
Exxon Mobil Corp.	57,500	5,019,750
Schlumberger Ltd.	39,500	2,906,410
		10,809,210
Financials - 18.4%
BB&T Corp.	34,000	1,876,460
Chubb Ltd.	11,500	1,795,725
CME Group Inc.	22,000	3,376,560
Northern Trust Corp.	15,500	1,633,545
PNC Financial Services Group Inc./The	23,000	3,634,460
Travelers Cos. Inc./The	18,000	2,698,560
US Bancorp	66,000	3,771,240
Wells Fargo & Co.	56,000	3,683,680
		22,470,230
Health Care - 13.2%
Amgen Inc.	11,500	2,139,575
Johnson & Johnson	26,000	3,592,940
Medtronic PLC	31,000	2,662,590
Merck & Co. Inc.	34,000	2,014,500
Novartis AG, ADR	32,000	2,881,920
Pfizer Inc.	75,000	2,778,000
		16,069,525
Industrials - 14.7%
3M Co.	6,000	1,503,000
Caterpillar Inc.	13,500	2,197,530
Emerson Electric Co.	34,500	2,491,935
Fastenal Co.	55,000	3,022,800
Union Pacific Corp.	14,000	1,869,000
United Parcel Service Inc., Class B	27,000	3,437,640
United Technologies Corp.	24,500	3,381,245
		17,903,150

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Dividend Income Fund Portfolio of Investments (unaudited)

	Information Technology - 16.8%
	Accenture PLC, Class A	10,000	1,607,000
	Analog Devices Inc.	17,000	1,561,960
	Apple Inc.	7,500	1,255,725
	Automatic Data Processing Inc.	11,000	1,359,930
	Cisco Systems Inc.	91,000	3,780,140
	Microsoft Corp.	44,000	4,180,440
	TE Connectivity Ltd.	24,500	2,511,985
	Texas Instruments Inc.	18,000	1,974,060
	Xilinx Inc.	31,000	2,263,620
			20,494,860
	Materials - 4.6%
	Nucor Corp.	22,500	1,506,600
	Praxair Inc.	25,500	4,117,995
			5,624,595
	Telecommunication Service - 2.4%
	Verizon Communications Inc.	54,500	2,946,815

	Utilities - 3.5%
	Dominion Energy Inc.	27,000	2,063,880
	NextEra Energy Inc.	14,000	2,217,880
			4,281,760
Total Common Stocks ( Cost $92,423,912 )			119,663,240
	SHORT-TERM INVESTMENTS - 1.7%
	State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class	2,122,646	2,122,646
Total Short-Term Investments ( Cost $2,122,646 )			2,122,646
TOTAL INVESTMENTS - 99.8% ( Cost $94,546,558 )			121,785,886
NET OTHER ASSETS AND LIABILITIES - 0.2%			256,696
TOTAL NET ASSETS - 100.0%			$122,042,582

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Consumer Discretionary - 3.1%
General Motors Co.	75,000	$3,180,750

Consumer Staples - 2.1%
Nestle S.A., ADR	24,000	2,073,600

Energy - 14.8%
Canadian Natural Resources Ltd.	83,500	2,851,525
Chevron Corp.	16,000	2,005,600
EOG Resources Inc.	43,500	5,002,500
Halliburton Co.	48,500	2,604,450
Marathon Petroleum Corp.	36,500	2,528,355
		14,992,430
Financials - 26.7%
Capital Markets - 4.3%
Bank of New York Mellon Corp./The	77,000	4,365,900

Commercial Banks - 16.9%
Bank of America Corp.	164,500	5,264,000
JPMorgan Chase & Co.	46,500	5,378,655
Regions Financial Corp.	110,500	2,124,915
US Bancorp	75,500	4,314,070
		17,081,640
Diversified Financial Services - 2.3%
Berkshire Hathaway Inc., Class B *	11,000	2,358,180

Insurance - 3.2%
Hartford Financial Services Group Inc./The	54,500	3,202,420
		27,008,140
Health Care - 7.2%
Baxter International Inc.	58,000	4,177,740
Humana Inc.	11,000	3,100,130
		7,277,870
Industrials - 10.8%
Delta Air Lines Inc.	49,500	2,810,115
FedEx Corp.	15,700	4,120,936
Textron Inc.	67,000	3,930,890
		10,861,941
Information Technology - 7.1%
Seagate Technology PLC	62,000	3,422,400
TE Connectivity Ltd.	37,000	3,793,610
		7,216,010

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Materials - 13.7%
	DowDuPont Inc.	66,000	4,988,280
	Freeport-McMoRan Inc. *	206,500	4,026,750
	Rio Tinto PLC, ADR	71,000	3,983,810
	Teck Resources Ltd.	30,500	886,025
			13,884,865
	Real Estate - 4.1%
	Weyerhaeuser Co.	109,000	4,091,860

	Telecommunication Service - 3.9%
	T-Mobile U.S. Inc. *	61,000	3,971,100

	Utilities - 5.1%
	AES Corp.	196,000	2,265,760
	NRG Energy Inc.	111,000	2,887,110
			5,152,870
Total Common Stocks ( Cost $76,064,215 )			99,711,436
	SHORT-TERM INVESTMENTS - 1.4%
	State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class	1,381,577	1,381,577
Total Short-Term Investments ( Cost $1,381,577 )			1,381,577
TOTAL INVESTMENTS - 100.0% ( Cost $77,445,792 )			101,093,013
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(50,064)
TOTAL NET ASSETS - 100.0%			$101,042,949

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.0%
Consumer Discretionary - 19.8%
CarMax Inc. *	121,491	$8,670,813
Comcast Corp., Class A	291,345	12,390,903
O'Reilly Automotive Inc. *	24,107	6,380,882
Omnicom Group Inc.	178,088	13,650,445
Starbucks Corp.	119,867	6,809,644
TJX Cos. Inc./The	192,975	15,499,752
		63,402,439
Consumer Staples - 3.7%
Diageo PLC, ADR	39,976	5,754,945
JM Smucker Co./The	48,733	6,183,730
		11,938,675
Financials - 17.3%
Berkshire Hathaway Inc., Class B *	78,827	16,898,932
Brookfield Asset Management Inc., Class A	288,135	12,064,213
Charles Schwab Corp./The	108,099	5,766,001
Markel Corp. *	4,231	4,855,876
US Bancorp	276,613	15,805,667
		55,390,689
Health Care - 16.1%
Danaher Corp.	126,632	12,825,289
Henry Schein Inc. *	132,997	10,065,213
Johnson & Johnson	54,867	7,582,071
Novartis AG, ADR	143,738	12,945,044
Varian Medical Systems Inc. *	64,978	8,284,695
		51,702,312
Industrials - 6.0%
Copart Inc. *	112,703	4,966,821
Jacobs Engineering Group Inc.	203,076	14,105,659
		19,072,480
Information Technology - 19.5%
Accenture PLC, Class A	71,771	11,533,600
Alphabet Inc., Class C *	8,841	10,343,439
CDW Corp.	107,226	8,019,433
Oracle Corp.	257,351	13,276,738
TE Connectivity Ltd.	95,198	9,760,651
Visa Inc., Class A	77,543	9,633,167
		62,567,028
Materials - 9.0%
PPG Industries Inc.	136,224	16,173,875
Praxair Inc.	78,883	12,738,816
		28,912,691
Real Estate - 3.6%
American Tower Corp.	78,723	11,627,387
Total Common Stocks ( Cost $204,553,733 )		304,613,701

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Investors Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		16,047,963	16,047,963
Total Short-Term Investments ( Cost $16,047,963 )			16,047,963
TOTAL INVESTMENTS - 100.0% ( Cost $220,601,696 )			320,661,664
NET OTHER ASSETS AND LIABILITIES - 0.0%			(127,417)
TOTAL NET ASSETS - 100.0%			$320,534,247

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.8%
Consumer Discretionary - 24.0%
CarMax Inc. *	208,570	$14,885,641
Liberty Broadband Corp., Class C *	158,136	15,109,895
Liberty Global PLC, Series C *	385,594	13,788,841
O'Reilly Automotive Inc. *	46,526	12,314,967
Omnicom Group Inc.	161,763	12,399,134
Ross Stores Inc.	87,585	7,216,128
TJX Cos. Inc./The	137,890	11,075,325
		86,789,931
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	52,837	3,661,604

Energy - 0.8%
Oceaneering International Inc.	147,917	3,058,924

Financials - 22.5%
Arch Capital Group Ltd. *	170,921	15,543,556
Brookfield Asset Management Inc., Class A	326,615	13,675,370
Brown & Brown Inc.	261,088	13,701,898
Glacier Bancorp Inc.	203,459	7,979,662
Markel Corp. *	16,048	18,418,129
WR Berkley Corp.	164,242	11,986,381
		81,304,996
Health Care - 13.0%
DaVita Inc. *	135,870	10,603,295
Henry Schein Inc. *	176,734	13,375,229
Laboratory Corp. of America Holdings *	74,294	12,964,303
Zoetis Inc.	129,783	9,958,250
		46,901,077
Industrials - 14.9%
Copart Inc. *	403,710	17,791,500
Expeditors International of Washington Inc.	205,946	13,376,193
Fastenal Co.	178,584	9,814,976
IHS Markit Ltd. *	270,021	12,888,102
		53,870,771
Information Technology - 6.4%
Amphenol Corp., Class A	82,414	7,645,547
CDW Corp.	208,183	15,570,006
		23,215,553
Materials - 6.3%
Axalta Coating Systems Ltd. *	400,679	12,621,389
Crown Holdings Inc. *	177,345	10,294,877
		22,916,266

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

Real Estate - 2.9%
Crown Castle International Corp.		91,824	10,354,992
Total Common Stocks ( Cost $197,123,029 )			332,074,114
SHORT-TERM INVESTMENTS - 8.4%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		30,487,398	30,487,398
Total Short-Term Investments ( Cost $30,487,398 )			30,487,398
TOTAL INVESTMENTS - 100.2% ( Cost $227,610,427 )			362,561,512
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(591,205)
TOTAL NET ASSETS - 100.0%			$361,970,307

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Consumer Discretionary - 3.5%
Cato Corp./The, Class A	37,741	$448,363
Dave & Buster's Entertainment Inc. *	16,070	755,290
Fred's Inc., Class A	82,759	273,932
Helen of Troy Ltd. *	6,837	636,867
TRI Pointe Group Inc. *	75,388	1,229,578
		3,344,030
Consumer Staples - 4.1%
C&C Group PLC	359,075	1,344,116
Cranswick PLC	31,934	1,332,132
Smart & Final Stores Inc. *	135,249	1,271,341
		3,947,589
Energy - 4.2%
Dorian LPG Ltd. *	67,974	519,321
Era Group Inc. *	35,939	364,062
Resolute Energy Corp. *	27,791	942,671
Scorpio Tankers Inc.	267,205	710,765
SEACOR Holdings Inc. *	22,458	1,046,094
SEACOR Marine Holdings Inc. *	29,864	446,766
		4,029,679
Financials - 19.9%
1st Source Corp.	18,485	966,581
Banc of California Inc.	47,239	930,608
FCB Financial Holdings Inc., Class A *	16,067	880,472
First Busey Corp.	43,737	1,354,972
First Midwest Bancorp Inc.	98,521	2,449,232
Flushing Financial Corp.	43,586	1,227,382
Great Western Bancorp Inc.	42,899	1,808,193
International Bancshares Corp.	41,817	1,735,405
Kemper Corp.	27,613	1,790,703
MB Financial Inc.	44,897	1,920,694
Northwest Bancshares Inc.	118,145	1,990,743
Solar Capital Ltd.	37,262	782,502
Union Bankshares Corp.	31,230	1,178,932
		19,016,419
Health Care - 5.5%
Allscripts Healthcare Solutions Inc. *	133,738	1,994,034
AMN Healthcare Services Inc. *	11,850	635,752
Corvel Corp. *	15,132	781,568
Haemonetics Corp. *	19,711	1,274,316
Natus Medical Inc. *	18,361	570,109
		5,255,779
Industrials - 34.6%
Aerospace & Defense - 2.6%
Astronics Corp. *	11,490	512,454

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

Cubic Corp.	33,574	1,948,971
		2,461,425
Air Freight & Logistics - 1.3%
Forward Air Corp.	20,019	1,215,353

Building Products - 1.8%
Tyman PLC	336,853	1,697,896

Commercial Services & Supplies - 5.4%
ACCO Brands Corp. *	115,001	1,362,762
Essendant Inc.	35,733	323,383
Matthews International Corp., Class A	26,103	1,461,768
SP Plus Corp. *	31,365	1,209,121
Steelcase Inc., Class A	55,544	863,709
		5,220,743
Construction & Engineering - 1.0%
Primoris Services Corp.	36,287	943,462

Electrical Equipment - 1.7%
Thermon Group Holdings Inc. *	69,651	1,614,510

Machinery - 11.5%
Albany International Corp., Class A	33,875	2,149,369
CIRCOR International Inc.	20,270	1,074,716
ESCO Technologies Inc.	31,195	1,907,574
Luxfer Holdings PLC	64,618	934,376
Mueller Industries Inc.	77,790	2,574,071
TriMas Corp. *	89,612	2,383,679
		11,023,785
Professional Services - 7.9%
Forrester Research Inc.	38,813	1,694,188
FTI Consulting Inc. *	44,974	1,955,020
Huron Consulting Group Inc. *	29,683	1,191,772
ICF International Inc. *	16,046	852,043
Mistras Group Inc. *	51,117	1,089,303
Navigant Consulting Inc. *	38,160	783,043
		7,565,369
Trading Companies & Distributors - 1.4%
GATX Corp.	19,157	1,362,829
		33,105,372
Information Technology - 7.9%
Belden Inc.	36,359	3,082,152
CTS Corp.	44,685	1,228,837
Diebold Nixdorf Inc.	45,746	844,014
ScanSource Inc. *	18,929	647,372
WNS Holdings Ltd., ADR *	40,847	1,816,058
		7,618,433

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

	Materials - 9.1%
	Deltic Timber Corp.	20,549	1,942,291
	Greif Inc., Class A	32,177	1,902,304
	Neenah Inc.	11,653	1,054,597
	Orion Engineered Carbons S.A.	64,915	1,911,747
	Sensient Technologies Corp.	27,164	1,951,733
			8,762,672
	Real Estate - 6.1%
	Corporate Office Properties Trust, REIT	33,827	923,477
	DiamondRock Hospitality Co., REIT	82,933	975,292
	Education Realty Trust Inc., REIT	42,610	1,407,408
	Ramco-Gershenson Properties Trust, REIT	106,120	1,402,907
	Summit Hotel Properties Inc., REIT	70,875	1,097,854
			5,806,938
	Utilities - 1.3%
	New Jersey Resources Corp.	15,407	597,792
	Spire Inc.	9,564	636,006
			1,233,798
Total Common Stocks ( Cost $73,558,166 )			92,120,709
	SHORT-TERM INVESTMENTS - 3.5%
	State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class	3,318,563	3,318,563
Total Short-Term Investments ( Cost $3,318,563 )			3,318,563
TOTAL INVESTMENTS - 99.7% ( Cost $76,876,729 )			95,439,272
NET OTHER ASSETS AND LIABILITIES - 0.3%			298,638
TOTAL NET ASSETS - 100.0%			$95,737,910

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Australia - 3.3%
BHP Billiton PLC	36,090	$801,431
Caltex Australia Ltd.	7,928	222,124
		1,023,555
Belgium - 2.5%
Anheuser-Busch InBev S.A.	4,504	509,649
KBC Group N.V.	2,783	267,435
		777,084
Brazil - 1.2%
Cielo S.A.	44,500	375,443

Canada - 4.3%
Canadian National Railway Co.	3,480	278,909
National Bank of Canada	9,400	487,883
Suncor Energy Inc.	15,580	564,427
		1,331,219
Denmark - 2.6%
AP Moeller - Maersk AS, Class B	217	387,338
Carlsberg AS, Class B	3,213	412,606
		799,944
Finland - 1.5%
Sampo Oyj, Class A	8,012	465,235

France - 10.2%
Air Liquide S.A.	3,397	457,815
Capgemini SE	4,569	606,689
Cie Generale des Etablissements Michelin	3,781	604,626
Safran S.A.	3,291	371,575
Valeo S.A.	4,046	318,980
Vinci S.A.	7,430	802,550
		3,162,235
Germany - 4.5%
Deutsche Post AG	6,245	295,175
Fresenius SE & Co. KGaA	3,646	319,041
SAP SE	6,911	779,353
		1,393,569
Ireland - 5.5%
Medtronic PLC	7,480	642,457
Ryanair Holdings PLC, ADR *	3,657	448,751
Shire PLC	13,155	621,514
		1,712,722
Italy - 0.8%
UniCredit SpA *	11,192	246,588

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Japan - 18.2%
Bridgestone Corp.	6,400	311,060
Daiwa House Industry Co. Ltd.	20,096	792,464
Don Quijote Holdings Co. Ltd.	15,600	864,523
Hoshizaki Corp.	1,900	179,436
Isuzu Motors Ltd.	27,600	464,930
Kao Corp.	4,610	319,368
KDDI Corp.	13,400	337,915
Makita Corp.	12,400	583,823
Nexon Co. Ltd. *	3,400	112,897
Shin-Etsu Chemical Co. Ltd.	3,500	397,866
Sony Corp.	6,300	300,602
Sumitomo Mitsui Financial Group Inc.	11,800	527,255
United Arrows Ltd.	5,600	245,965
Yamaha Corp.	5,700	234,693
		5,672,797
Luxembourg - 0.7%
Tenaris S.A.	12,382	215,604

Netherlands - 3.7%
ABN AMRO Group N.V. (A)	7,156	242,459
Koninklijke KPN N.V.	69,595	243,664
Wolters Kluwer N.V.	12,402	656,404
		1,142,527
Norway - 3.0%
Statoil ASA	17,452	407,498
Telenor ASA	22,505	526,943
		934,441
Singapore - 2.5%
DBS Group Holdings Ltd.	27,500	553,438
NetLink NBN Trust *	343,100	217,086
		770,524
Spain - 1.5%
Bankia S.A.	13,742	69,610
Red Electrica Corp. S.A.	19,555	414,434
		484,044
Sweden - 3.4%
Assa Abloy AB, Class B	26,104	578,072
Nordea Bank AB	39,790	491,019
		1,069,091
Switzerland - 6.8%
Ferguson PLC	9,193	709,544
Julius Baer Group Ltd.	6,126	420,576
Novartis AG	11,014	996,378
		2,126,498
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,200	507,472

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS		82,378	342,310

United Kingdom - 18.1%
Aon PLC		4,460	634,078
British American Tobacco PLC		12,417	849,603
BT Group PLC		60,299	218,705
Compass Group PLC		3,563	74,999
Diageo PLC		8,283	297,838
Howden Joinery Group PLC		36,846	242,902
Informa PLC		34,720	343,207
Prudential PLC		40,803	1,104,224
RELX PLC		13,669	302,375
Royal Dutch Shell PLC, Class A		28,014	979,476
Unilever PLC		10,367	588,783
			5,636,190
Total Common Stocks ( Cost $20,446,264 )			30,189,092
RIGHT - 0.0%
Italy - 0.0%
Unicredit DIR OPZ AZ ORD *		11,192	56
Total Rights ( Cost $— )			56
SHORT-TERM INVESTMENTS - 3.2%
United States - 3.2%
State Street Institutional U.S. Government Money Market Fund, 1.25%, Premier Class		997,213	997,213
Total Short-Term Investments ( Cost $997,213 )			997,213
TOTAL INVESTMENTS - 100.2% ( Cost $21,443,477 )			31,186,361
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(47,209)
TOTAL NET ASSETS - 100.0%			$31,139,152

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Fund's primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2018, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2018, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	01/31/18
Conservative Allocation	$73,896,009	$—	$—	$73,896,009
Moderate Allocation	150,154,931	—	—	150,154,931
Aggressive Allocation	69,035,804	—	—	69,035,804
Government Money Market[2]	572,011	13,781,008	—	14,353,019
Tax-Free Virginia
Municipal Bonds	—	21,162,163	—	21,162,163
Tax-Free National
Municipal Bonds	—	23,969,027	—	23,969,027
High Quality Bond
Corporate Notes and Bonds	—	36,477,454	—	36,477,454
U.S. Government and Agency Obligations	—	60,586,856	—	60,586,856
Short-Term Investments	957,214	—	—	957,214
	957,214	97,064,310	—	98,021,524
Core Bond
Asset Backed Securities	—	7,150,189	—	7,150,189
Collateralized Mortgage Obligations	—	5,804,999	—	5,804,999

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

Commercial Mortgage-Backed Securities	$—	$6,051,774	$—	$6,051,774
Corporate Notes and Bonds	—	75,543,439	—	75,543,439
Long Term Municipal Bonds	—	11,410,080	—	11,410,080
Mortgage Backed Securities	—	42,982,983	—	42,982,983
U.S. Government and Agency Obligations	—	43,831,051	—	43,831,051
Short-Term Investments	5,486,902	—	—	5,486,902
Call Options Purchased	9,297	—	—	9,297
Put Options Purchased	122,500	—	—	122,500
	5,618,699	192,774,515	—	198,393,214
Liabilities:
Call Options Written	16,406	—	—	16,406
Put Options Written	105,000	—	—	105,000

Corporate Bond
Corporate Notes and Bonds	—	20,347,057	—	20,347,057
Foreign Corporate Bonds	—	348,110	—	348,110
Long Term Municipal Bonds	—	430,978	—	430,978
Short-Term Investments	410,003	—	—	410,003
	410,003	21,126,145	—	21,536,148
High Income
Corporate Notes and Bonds	—	20,928,238	—	20,928,238
Short-Term Investments	2,180,001	—	—	2,180,001
	2,180,001	20,928,238	—	23,108,239
Diversified Income
Common Stocks	108,681,928	—	—	108,681,928
Asset Backed Securities	—	1,513,686	—	1,513,686
Collateralized Mortgage Obligations	—	1,846,589	—	1,846,589
Commercial Mortgage-Backed Securities	—	1,346,422	—	1,346,422
Corporate Notes and Bonds	—	22,515,789	—	22,515,789
Long Term Municipal Bonds	—	3,484,115	—	3,484,115
Mortgage Backed Securities	—	13,188,859	—	13,188,859
U.S. Government and Agency Obligations	—	12,891,943	—	12,891,943
Short-Term Investments	3,274,431	—	—	3,274,431
	111,956,359	56,787,403	—	168,743,762
Covered Call & Equity Income
Assets:
Common Stocks	103,297,089	—	—	103,297,089
Exchange Traded Funds	8,405,905	—	—	8,405,905
Short-Term Investments	24,273,480	—	—	24,273,480
	135,976,474	—	—	135,976,474
Liabilities:
Call Options Written	3,763,199	—	—	3,763,199

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

Dividend Income
Common Stocks	119,663,240	—	—	119,663,240
Short-Term Investments	$2,122,646	$—	$—	$2,122,646
	121,785,886	—	—	121,785,886
Large Cap Value
Common Stocks	99,711,436	—	—	99,711,436
Short-Term Investments	1,381,577	—	—	1,381,577
	101,093,013	—	—	101,093,013

Investors
Common Stocks	304,613,701	—	—	304,613,701
Short-Term Investments	16,047,963	—	—	16,047,963
	320,661,664	—	—	320,661,664
Mid Cap
Common Stocks	332,074,114	—	—	332,074,114
Short-Term Investments	30,487,398	—	—	30,487,398
	362,561,512	—	—	362,561,512
Small Cap
Common Stocks	87,746,565	4,374,144	—	92,120,709
Short-Term Investments	3,318,563	—	—	3,318,563
	91,065,128	4,374,144	—	95,439,272
International Stock
Common Stocks
Australia	—	1,023,555	—	1,023,555
Belgium	—	777,084	—	777,084
Brazil	—	375,443	—	375,443
Canada	—	1,331,219	—	1,331,219
Denmark	—	799,944	—	799,944
Finland	—	465,235	—	465,235
France	—	3,162,235	—	3,162,235
Germany	—	1,393,569	—	1,393,569
Ireland	1,091,208	621,514	—	1,712,722
Italy	—	246,588	—	246,588
Japan	—	5,672,797	—	5,672,797
Luxembourg	—	215,604	—	215,604
Netherlands	—	1,142,527	—	1,142,527
Norway	—	934,441	—	934,441
Singapore	—	770,524	—	770,524
Spain	—	484,044	—	484,044
Sweden	—	1,069,091	—	1,069,091
Switzerland	—	2,126,498	—	2,126,498
Taiwan	507,472	—	—	507,472
Turkey	—	342,310	—	342,310
United Kingdom	634,078	5,002,112	—	5,636,190
Rights	—	56	—	56
Short-Term Investments	997,213	—	—	997,213
	3,229,971	27,956,390	—	31,186,361

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

2At January 31, 2018, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income and Core Bond funds as of January 31, 2018 and their effects:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchased	—	Equity contracts, options written	$3,763,199
Core Bond	Equity contracts, options purchased	$131,797	Equity contracts, options written	$121,406

3. Federal Income Tax Information: At January 31, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$4,737,973	$378,377	$4,359,596
Moderate Allocation Fund	18,894,462	510,428	18,384,034
Aggressive Allocation Fund	11,809,394	183,517	11,625,877
Government Money Market	—	—	—
Tax-Free Virginia Fund	429,185	120,662	308,523
Tax-Free National Fund	701,288	112,099	589,189
High Quality Bond Fund	103,595	1,263,655	(1,160,060)
Core Bond Fund	3,749,087	2,304,199	1,444,888
Corporate Bond Fund	535,855	129,135	406,720
High Income Fund	681,380	66,889	614,491
Diversified Income Fund	36,966,863	1,241,375	35,725,488
Covered Call & Equity Income	4,480,791	8,429,705	(3,948,914)
Dividend Income Fund	27,517,985	278,657	27,239,328
Large Cap Value Fund	23,821,348	174,127	23,647,221
Investors Fund	100,820,949	760,981	100,059,968
Mid Cap Fund	138,126,356	3,175,271	134,951,085
Small Cap Fund	24,044,057	5,481,514	18,562,543
International Stock Fund	9,949,098	206,214	9,742,884

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise bond prices fall; generally the longer a bond's maturity, the more sensitive it is to the risk. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. The Trust will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the

Madison Funds | January 31, 2018

Notes to Portfolios of Investments (unaudited)

expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

5. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Funds through the date of the schedule of Portfolio Holdings were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the schedule of Portfolio Holdings.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer & Chief Compliance Officer

Date: March 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: March 14, 2018

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: March 14, 2018